Segment Information (Tables) - Enjoy Technology Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of segment results to Consolidated Results
Reconciliations of segment revenue to consolidated revenue and segment loss to consolidated loss from operations is shown in the following table for each of the periods presented (in thousands):

	Six Months Ended June 30, 2021
	North America	Europe	Total
Revenue	$32,677	$7,534	$40,211
Segment loss	(39,914)	(13,314)	(53,228)
Unallocated corporate expenses:
Operations and technology			(6,445)
General and administrative			(13,795)

Loss from operations			$(73,468)

	Six Months Ended June 30, 2020
	North America	Europe	Total
Revenue	$20,108	$5,717	$25,825
Segment loss	(30,097)	(7,459)	(37,556)
Unallocated corporate expenses:
Operations and technology			(5,819)
General and administrative			(6,389)

Loss from operations			$(49,764)

Reconciliations of segment revenue to consolidated revenue and segment loss to consolidated loss from operations is shown in the following table for each of the periods presented (in thousands):

	For the Year Ended December 31, 2020
	North America	Europe	Total
Revenue	$46,593	$13,730	$60,323
Segment loss	(64,669)	(18,167)	(82,836)
Unallocated corporate expenses:
Operations and technology			(12,879)
General and administrative			(15,912)

Loss from operations			$(111,627)

	For the Year Ended December 31, 2019
	North America	Europe	Total
Revenue	$38,722	$6,935	$45,657
Segment loss	(54,923)	(9,379)	(64,302)
Unallocated corporate expenses:
Operations and technology			(12,305)
General and administrative			(13,151)

Loss from operations			$(89,758)

Summary of net long-lived assets by geographic area
Long-lived assets include property and equipment, net. The following long-lived assets data is based upon the location of the assets (in thousands):

	As of December 31,
	2020	2019
North America	$7,920	$5,621
Europe	6,154	3,488

Total long-lived assets	$14,074	$9,109

Summary of revenue distribution for its North America segment	The Company’s revenue distribution for its North America segment was as follows:

	Six Months Ended June 30,
	2021	2020
United States	85%	93%
Canada	15%	7%

	100%	100%